Segment Reporting (Summary on Revenues and Funds from Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Reportable Segments	4
Rental and related revenue	$ 873,417	$ 770,008	$ 684,615
General contractor and service fee revenue (''Service Operations'')	206,596	275,071	521,796
Total Segment Revenues	1,080,013	1,045,079	1,206,411
Discontinued Operations	47,843	72,645	252,434
Consolidated Revenue	1,127,856	1,117,724	1,458,845
Interest expense	(228,324)	(229,417)	(206,244)
Impairment charges on non-depreciable properties	(3,777)	0	(12,931)
Interest and other income	1,887	514	658
Other Operating Income (Expense), Net	470	(633)	(1,237)
General and administrative expenses	(42,673)	(46,424)	(43,107)
Earnings from sales of land	9,547	0	0
Undeveloped land carrying costs	(8,614)	(8,829)	(8,934)
Gains (Losses) on Extinguishment of Debt	(9,433)	0	0
Acquisition-related activity	(3,093)	(4,192)	(1,188)
Income tax benefit	5,080	103	194
Dividends on preferred shares	(31,616)	(46,438)	(60,353)
Adjustments for redemption/repurchase of preferred shares	(5,932)	(5,730)	(3,796)
FFO Attributable To Common Unitholders	351,780	269,985	282,119
FFO attributable to common shareholders	347,041	265,204	274,616
Depreciation and amortization on continuing operations	(392,627)	(348,268)	(304,310)
Depreciation and Amortization, Discontinued Operations	(16,423)	(31,151)	(81,369)
Gain on Sale of Properties	59,179	344	68,549
Earnings from depreciated property sales on discontinued operations	133,242	13,467	100,882
Earnings from depreciated property sales - share of joint venture	51,200
Net Income (Loss) Available to Common Stockholders, Basic	153,044	(126,145)	31,416
Net Income Loss Attributable To Common Unitholders	155,138	(128,418)	32,275
Operating Segments [Member]
Total Segment Revenues	1,074,449	1,037,658	1,194,867
Net earnings excluding depreciation and Non-Segment Items	618,633	542,781	494,637
Operating Segments [Member] | Warehouse [Member]
Rental and related revenue	481,902	429,660	366,365
Net earnings excluding depreciation and Non-Segment Items	359,229	320,981	270,086
Operating Segments [Member] | Office Building [Member]
Rental and related revenue	251,270	242,719	251,766
Net earnings excluding depreciation and Non-Segment Items	146,712	141,116	148,736
Operating Segments [Member] | Medical Office [Member]
Rental and related revenue	127,475	82,962	47,309
Net earnings excluding depreciation and Non-Segment Items	85,295	55,410	29,024
Operating Segments [Member] | Other Segments [Member]
Rental and related revenue	7,206	7,246	7,631
Net earnings excluding depreciation and Non-Segment Items	4,634	5,073	5,475
Operating Segments [Member] | Service Operations [Member]
General contractor and service fee revenue (''Service Operations'')	206,596	275,071	521,796
Net earnings excluding depreciation and Non-Segment Items	22,763	20,201	41,316
Corporate, Non-Segment [Member]
Rental and related revenue	5,564	7,421	11,544
Discontinued Operations	47,843	72,645	252,434
Interest expense	(228,324)	(229,417)	(206,244)
Impairment charges on non-depreciable properties	(3,777)	0	(12,931)
Interest and other income	1,887	514	658
Other Operating Income (Expense), Net	470	(633)	(1,237)
General and administrative expenses	(42,673)	(46,424)	(43,107)
Earnings from sales of land	9,547	0	0
Undeveloped land carrying costs	(8,614)	(8,829)	(8,934)
Gains (Losses) on Extinguishment of Debt	(9,433)	0	0
Acquisition-related activity	(3,093)	(4,192)	(1,188)
Income tax benefit	5,080	103	194
Other non-segment income	1,029	3,728	6,131
Noncontrolling Interest in Net Income (Loss) Joint Venture Partners, Nonredeemable	(3,863)	(382)	115
Joint venture items	34,129	37,469	38,161
Dividends on preferred shares	(31,616)	(46,438)	(60,353)
Adjustments for redemption/repurchase of preferred shares	(5,932)	(5,730)	(3,796)
Discontinued Operations	18,330	27,435	80,013
Net (income) loss attributable to noncontrolling interests - common limited partnership interests in the Partnership	(2,094)	2,273	(859)
Noncontrolling interest share of FFO adjustments	(2,645)	(7,054)	(6,644)
Depreciation and amortization on continuing operations	(392,627)	(348,268)	(304,310)
Depreciation and Amortization, Discontinued Operations	(16,423)	(31,151)	(81,369)
Company's Share Of Joint Venture Related FFO Adjustments	(31,220)	(34,702)	(33,687)
Gain on Sale of Properties	59,179	344	68,549
Earnings from depreciated property sales on discontinued operations	133,242	13,467	100,882
Earnings from depreciated property sales - share of joint venture	51,207	1,907	91
Noncontrolling interest share of FFO adjustments	2,645	7,054	6,644
Net Income to FFO Reconciliation Net income (loss) attributable to noncontrolling interests - common limited partnership interests in the Partnership	$ 2,094	$ (2,273)	$ 859